Summary of Time and Performance Stock Option Activity (Detail) (2011 Plan, Time and Performance Based Stock Options, USD $)	12 Months Ended
Apr. 30, 2012
2011 Plan | Time and Performance Based Stock Options
Number of options
Granted	36,144,451
Forfeited
Exchanged options	5,676,525
Outstanding, end of period	41,820,976
Exercisable, end of period
Weighted average exercise price
Outstanding, beginning of period	$ 0
Granted	$ 0.65
Forfeited	$ 0
Exchanged options	$ 0.65
Outstanding, end of period	$ 0.65
Exercisable, end of period
Weighted remaining contractual life
Outstanding, end of period	9 years 7 months 6 days